Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) Segment	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Property and equipment, net (in Yuan Renminbi)	¥ 174,211		¥ 213,369		$ 23,866
Depreciation expenses (in Yuan Renminbi)	50,105	$ 6,864	40,984	¥ 60,837
Good impairment (in Yuan Renminbi)				7,712,011
Impairment charge of educational contents (in Yuan Renminbi)			197,466,973	106,182,780
Impairment against software and technology (in Yuan Renminbi)			4,641,741	12,139,226
Contract liabilities (in Yuan Renminbi)	¥ 6,070,210		¥ 86,731,977
VAT rate	16.00%	16.00%
Dilutive shares
Number of operating segments (in Segment) | Segment	1	1
Net loss (in Yuan Renminbi)	¥ (33,410,972)	$ (4,577,541)	¥ (382,813,263)	(196,583,046)
Accumulated deficit (in Yuan Renminbi)	(325,318,655)		(291,805,140)		(45,691,491)
Cash used in operating activities (in Yuan Renminbi)	10,508,470	1,439,398	15,159,956	94,222,109
Non-cancelable operating lease agreements and capital lease agreements (in Dollars) | $		$ 122,614
Cash and cash equivalents (in Yuan Renminbi)	¥ 12,461,382		18,175,959		1,707,202
Statutory surplus rate	10.00%	10.00%
Registered capital	50.00%	50.00%
General reserve fund after tax profits percentage	10.00%	10.00%
General reserve fund	50.00%	50.00%
Statutory reserves (in Yuan Renminbi)	¥ 23,557,710		23,557,710		3,318,034
Customer Contracts [Member]
Summary of Significant Accounting Policies [Line Items]
Accrued impairment charge (in Yuan Renminbi)				10,714,000
Software and Technology [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment against software and technology (in Yuan Renminbi)			4,641,741	¥ 1,425,226
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable (in Yuan Renminbi)	38,352,201
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Due to related parties (in Yuan Renminbi)	¥ 1,917,478		¥ 47,505,624		$ 262,693
One Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	29.00%	29.00%	38.00%	60.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	41.00%	41.00%	42.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	43.00%	43.00%	75.00%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	26.00%	26.00%	13.00%	15.00%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			28.00%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	27.00%	27.00%	24.00%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	22.00%	22.00%	9.00%	13.00%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			15.00%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	23.00%	23.00%
Four Supplier [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	8.00%	8.00%	6.00%	12.00%
Four Supplier [Member] | Supplier Concentration Risk [Member] | Short-Term Prepayments [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	6.00%	6.00%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	36.00%	36.00%	21.00%	37.00%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	41.00%	41.00%	65.00%
One Customer [Member] | Customer Concentration Risk [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	4.00%	4.00%	68.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	24.00%	24.00%	16.00%	12.00%
Two Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	35.90%	35.90%
Two Customer [Member] | Customer Concentration Risk [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	4.00%	4.00%	15.00%
Three Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.00%
Three Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	8.60%	8.60%
Three Customer [Member] | Customer Concentration Risk [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	3.00%	3.00%
Four Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			11.00%
Four Customer [Member] | Customer Concentration Risk [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	3.00%	3.00%
Five Customer [Member] | Customer Concentration Risk [Member] | Contract Liabilities [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage	3.00%	3.00%
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	1				1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	7.2993				7.2993